May 31, 2017
James Alpha Macro Portfolio
JAMES ALPHA MACRO PORTFOLIO

JAMES ALPHA MACRO PORTFOLIO

a series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES	(Ticker: GRRIX)
CLASS A SHARES	(Ticker: GRRAX)
CLASS C SHARES	(Ticker: GRRCX)

Supplement dated May 31, 2017 to the Prospectus

Dated December 31, 2016 (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

Effective May 31, 2017, the Portfolio’s broad based securities market index changed from the Bank of America Merrill Lynch 3-Month Treasury Bill Index to the Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD). The Portfolio's new broad based securities market index was selected to provide an additional measure of comparison to the Portfolio’s performance.

Please retain this supplement for future reference.